Land Use Right, Net - Schedule of Land Use Right, Net (Details) - USD ($)	Mar. 31, 2025	Sep. 30, 2024
Schedule of Land Use Right, Net [Abstract]
Land use rights	$ 1,192,130	$ 1,233,656
Less: accumulated amortization	(97,637)	(86,828)
Land use right, net	$ 1,094,493	$ 1,146,828